Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Depreciation expense	$ 38,819	$ 42,716	$ 0	$ 0
Offering Warrants [Member]
Numbers of antidilutive securities excluded from computation of earnings per share			4,106,500
Insider Warrants
Numbers of antidilutive securities excluded from computation of earnings per share			6,600,000